DERIVATIVE LIABILITY WARRANTS (Details - fair value assumption) - Warrants [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	3.47%	4.10%
Measurement Input, Price Volatility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	64.50%	82.01%
Measurement Input, Exercise Price [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	230.00	230.00
Measurement Input, Share Price [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, determination of fair value	17.46	5.50